Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended			49 Months Ended			50 Months Ended			51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended			59 Months Ended			60 Months Ended			61 Months Ended			62 Months Ended			63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jul. 15, 2021	Mar. 31, 2018	Mar. 26, 2018	Aug. 31, 2016	Jul. 31, 2021	Apr. 30, 2018	Sep. 30, 2016	Aug. 31, 2021	May 31, 2018	Oct. 31, 2016	Sep. 30, 2021	Jun. 30, 2018	Nov. 30, 2016	Oct. 31, 2021	Jul. 31, 2018	Dec. 31, 2016	Nov. 30, 2021	Aug. 31, 2018	Jan. 31, 2017	Dec. 31, 2021	Sep. 30, 2018	Feb. 28, 2017	Jan. 31, 2022	Oct. 31, 2018	Mar. 31, 2017	Feb. 28, 2022	Nov. 30, 2018	Apr. 30, 2017	Mar. 31, 2022	Dec. 31, 2018	May 31, 2017	Apr. 30, 2022	Jan. 31, 2019	Jun. 30, 2017	May 31, 2022	Feb. 28, 2019	Jul. 31, 2017	Jun. 30, 2022	Mar. 31, 2019	Aug. 31, 2017	Jul. 31, 2022	Apr. 30, 2019	Sep. 30, 2017	Aug. 31, 2022	May 31, 2019	Oct. 31, 2017	Sep. 30, 2022	Jun. 30, 2019	Nov. 30, 2017	Oct. 31, 2022	Jul. 31, 2019	Dec. 31, 2017	Nov. 30, 2022	Aug. 31, 2019	Jan. 31, 2018	Dec. 31, 2022	Sep. 30, 2019	Feb. 28, 2018	Jan. 31, 2023	Oct. 31, 2019	Mar. 31, 2018	Feb. 28, 2023	Nov. 30, 2019	Apr. 30, 2018	Mar. 31, 2023	Dec. 31, 2019	May 31, 2018	Apr. 30, 2023	Jan. 31, 2020	Jun. 30, 2018	May 31, 2023	Feb. 29, 2020	Jul. 31, 2018	Jun. 30, 2023	Mar. 31, 2020	Aug. 31, 2018	Jul. 31, 2023	Apr. 30, 2020	Sep. 30, 2018	Aug. 31, 2023	May 31, 2020	Oct. 31, 2018	Sep. 30, 2023	Jun. 30, 2020	Nov. 30, 2018	Oct. 31, 2023	Jul. 31, 2020	Dec. 31, 2018	Nov. 30, 2023	Aug. 31, 2020	Jan. 31, 2019	Dec. 31, 2023	Sep. 30, 2020	Feb. 28, 2019	Jan. 31, 2024	Oct. 31, 2020	Mar. 31, 2019	Feb. 29, 2024	Nov. 30, 2020	Apr. 30, 2019	Mar. 31, 2024	Dec. 31, 2020	May 31, 2019	Apr. 30, 2024	Jan. 31, 2021	Jun. 30, 2019	May 31, 2024	Feb. 28, 2021	Jul. 31, 2019	Jun. 30, 2024	Mar. 31, 2021	Aug. 31, 2019	Jul. 31, 2024	Apr. 30, 2021	Sep. 30, 2019	Aug. 31, 2024	May 31, 2021	Oct. 31, 2019	Sep. 30, 2024	Jun. 30, 2021	Nov. 30, 2019	Oct. 31, 2024	Jul. 31, 2021	Dec. 31, 2019	Nov. 30, 2024	Aug. 31, 2021	Jan. 31, 2020	Dec. 31, 2024	Sep. 30, 2021	Feb. 29, 2020	Jan. 31, 2025	Oct. 31, 2021	Mar. 31, 2020	Feb. 28, 2025	Nov. 30, 2021	Apr. 30, 2020	Mar. 31, 2025	Dec. 31, 2021	May 31, 2020	Apr. 30, 2025	Jan. 31, 2022	Jun. 30, 2020	May 31, 2025	Feb. 28, 2022	Jul. 31, 2020	Jun. 30, 2025	Mar. 31, 2022	Aug. 31, 2020	Jul. 31, 2025	Apr. 30, 2022	Sep. 30, 2020	Aug. 31, 2025	May 31, 2022	Oct. 31, 2020	Sep. 30, 2025	Jun. 30, 2022	Nov. 30, 2020	Oct. 31, 2025	Jul. 31, 2022	Dec. 31, 2020	Nov. 30, 2025	Aug. 31, 2022	Jan. 31, 2021	Dec. 31, 2025	Sep. 30, 2022	Feb. 28, 2021	Jan. 31, 2026	Oct. 31, 2022	Mar. 31, 2021	Feb. 28, 2026	Nov. 30, 2022	Apr. 30, 2021	Mar. 31, 2026	Dec. 31, 2022	May 31, 2021	Apr. 30, 2026	Jan. 31, 2023	Jun. 30, 2021	May 31, 2026	Feb. 28, 2023	Jul. 31, 2021	Jun. 30, 2026	Mar. 31, 2023	Aug. 31, 2021	Jul. 31, 2026	Apr. 30, 2023	Sep. 30, 2021	Aug. 31, 2026	May 31, 2023	Oct. 31, 2021	Jun. 30, 2023	Nov. 30, 2021	Jul. 31, 2023	Dec. 31, 2021	Aug. 31, 2023	Jan. 31, 2022	Sep. 30, 2023	Feb. 28, 2022	Oct. 31, 2023	Mar. 31, 2022	Nov. 30, 2023	Apr. 30, 2022	Dec. 31, 2023	May 31, 2022	Jan. 31, 2024	Jun. 30, 2022	Feb. 29, 2024	Jul. 31, 2022	Mar. 31, 2024	Aug. 31, 2022	Apr. 30, 2024	Sep. 30, 2022	May 31, 2024	Oct. 31, 2022	Jun. 30, 2024	Nov. 30, 2022	Jul. 31, 2024	Dec. 31, 2022	Aug. 31, 2024	Jan. 31, 2023	Sep. 30, 2024	Feb. 28, 2023	Oct. 31, 2024	Mar. 31, 2023	Nov. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	May 31, 2023	Jan. 31, 2025	Jun. 30, 2023	Feb. 28, 2025	Jul. 31, 2023	Mar. 31, 2025	Aug. 31, 2023	Apr. 30, 2025	Sep. 30, 2023	May 31, 2025	Oct. 31, 2023	Jun. 30, 2025	Nov. 30, 2023	Jul. 31, 2025	Dec. 31, 2023	Aug. 31, 2025	Jan. 31, 2024	Sep. 30, 2025	Feb. 29, 2024	Oct. 31, 2025	Mar. 31, 2024	Nov. 30, 2025	Apr. 30, 2024	Dec. 31, 2025	May 31, 2024	Jan. 31, 2026	Jun. 30, 2024	Feb. 28, 2026	Jul. 31, 2024	Mar. 31, 2026	Aug. 31, 2024	Apr. 30, 2026	Sep. 30, 2024	May 31, 2026	Oct. 31, 2024	Jun. 30, 2026	Nov. 30, 2024	Jul. 31, 2026	Dec. 31, 2024	Aug. 31, 2026	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
ATAC Credit Rotation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,067			$ 10,079			$ 10,065			$ 10,227			$ 10,141			$ 9,963			$ 9,636			$ 9,684			$ 9,072			$ 8,535			$ 8,387			$ 7,976			$ 8,346			$ 8,106			$ 7,491			$ 7,738			$ 8,238			$ 7,760			$ 8,229			$ 8,085			$ 7,925			$ 8,019			$ 7,913			$ 8,053			$ 8,000			$ 8,055			$ 7,581			$ 7,458			$ 7,989			$ 8,357			$ 8,146			$ 8,165			$ 8,126			$ 7,653			$ 7,849			$ 7,970			$ 8,247			$ 8,539			$ 8,477			$ 8,250			$ 8,632			$ 8,596			$ 8,674			$ 8,948			$ 8,861			$ 8,694			$ 8,839			$ 8,995			$ 9,135			$ 9,188			$ 9,291			$ 9,400			$ 9,455			$ 9,494			$ 9,588			$ 9,981			$ 9,591			$ 9,704			$ 9,737			$ 9,730			$ 9,411			$ 9,490
ATAC Rotation Fund - Investor Class
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,929			$ 9,514			$ 9,892			$ 10,200			$ 10,742			$ 11,143			$ 10,980			$ 11,117			$ 10,921			$ 11,173			$ 11,385			$ 11,674			$ 12,365			$ 12,502			$ 12,446			$ 12,948			$ 14,309			$ 12,610			$ 12,695			$ 12,518			$ 13,447			$ 13,560			$ 13,218			$ 13,286			$ 13,214			$ 11,560			$ 11,061			$ 11,466			$ 12,683			$ 12,235			$ 11,661			$ 11,966			$ 12,113			$ 12,813			$ 12,398			$ 12,695			$ 12,386			$ 12,296			$ 12,251			$ 12,352			$ 13,407			$ 14,142			$ 14,191			$ 16,724			$ 17,677			$ 17,697			$ 19,590			$ 19,540			$ 18,374			$ 18,284			$ 19,167			$ 21,309			$ 22,293			$ 21,838			$ 20,928			$ 21,314			$ 21,174			$ 20,041			$ 20,009			$ 20,027			$ 18,788			$ 19,823		$ 18,509		$ 19,061		$ 18,356		$ 17,970		$ 17,501		$ 16,178		$ 15,983		$ 14,237		$ 14,929		$ 13,995		$ 13,053		$ 14,163		$ 14,748		$ 14,144		$ 15,323		$ 14,887		$ 12,960		$ 13,174		$ 13,197		$ 13,587		$ 13,819		$ 12,598		$ 12,175		$ 11,567		$ 12,547		$ 14,441		$ 13,847		$ 14,265		$ 14,576		$ 13,740		$ 14,102		$ 14,636		$ 15,932		$ 16,480		$ 14,952		$ 14,228		$ 16,173		$ 15,171		$ 15,331	$ 15,654	$ 15,485	$ 15,317	$ 16,324	$ 17,350	$ 18,250	$ 18,278	$ 18,784	$ 18,999	$ 18,133	$ 18,013	$ 18,704	$ 19,405	$ 18,623	$ 19,706	$ 20,927	$ 20,455	$ 19,672	$ 20,197
ATAC Rotation Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		$ 10,164	$ 10,000			$ 10,026			$ 10,773			$ 10,867			$ 10,593			$ 10,648			$ 10,593			$ 9,272			$ 8,869			$ 9,200			$ 10,177			$ 9,819			$ 9,360			$ 9,607			$ 9,728			$ 10,291			$ 9,959			$ 10,200			$ 9,956			$ 9,884			$ 9,851			$ 9,936			$ 10,786			$ 11,382			$ 11,421			$ 13,462			$ 14,233			$ 14,253			$ 15,777			$ 15,741			$ 14,806			$ 14,737			$ 15,451			$ 17,180			$ 17,977			$ 17,612			$ 16,882			$ 17,199			$ 17,091			$ 16,178			$ 16,155			$ 16,174			$ 15,176			$ 16,018			$ 14,959			$ 15,410			$ 14,840			$ 14,531			$ 14,155			$ 13,089			$ 12,933			$ 11,524			$ 12,083			$ 11,334			$ 10,570			$ 11,472			$ 11,949			$ 11,461			$ 12,422			$ 12,068			$ 10,507			$ 10,686			$ 10,704		$ 11,021		$ 11,215		$ 10,228		$ 9,885		$ 9,393		$ 10,190		$ 11,733		$ 11,252		$ 11,595		$ 11,848		$ 11,170		$ 11,468		$ 11,904		$ 12,962		$ 13,409		$ 12,172		$ 11,584		$ 13,171		$ 12,356		$ 12,487		$ 12,754		$ 12,619		$ 12,483		$ 13,307		$ 14,146		$ 14,884		$ 14,910		$ 15,324		$ 15,505		$ 14,801		$ 14,710		$ 15,273		$ 15,847		$ 15,211		$ 16,100		$ 17,103		$ 16,720		$ 16,084		$ 16,517
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,037			$ 10,018			$ 9,931			$ 9,928			$ 9,958			$ 9,932			$ 9,718			$ 9,610			$ 9,343			$ 8,988			$ 9,046			$ 8,904			$ 9,122			$ 8,864			$ 8,481			$ 8,371			$ 8,679			$ 8,640			$ 8,906			$ 8,676			$ 8,896			$ 8,950			$ 8,853			$ 8,821			$ 8,815			$ 8,759			$ 8,536			$ 8,401			$ 8,782			$ 9,118			$ 9,093			$ 8,964			$ 9,047			$ 8,819			$ 8,968			$ 9,053			$ 9,264			$ 9,398			$ 9,523			$ 9,287			$ 9,385			$ 9,232			$ 9,281			$ 9,485			$ 9,489			$ 9,526			$ 9,458			$ 9,603			$ 9,578			$ 9,692			$ 9,798			$ 9,859			$ 9,921			$ 9,906			$ 9,916			$ 10,079			$ 9,901			$ 9,912			$ 9,943			$ 9,967			$ 9,837			$ 9,876
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value		$ 9,936	$ 10,000	$ 10,000		$ 9,974	$ 9,980		$ 10,214	$ 9,798		$ 10,277	$ 10,161		$ 10,659	$ 10,362		$ 11,007	$ 10,558		$ 11,069	$ 10,977		$ 10,313	$ 10,990		$ 10,523	$ 11,103		$ 9,573	$ 11,259		$ 10,340	$ 11,330		$ 10,672	$ 11,563		$ 10,879	$ 11,598		$ 11,320	$ 11,837		$ 10,600	$ 12,113		$ 11,347	$ 12,485		$ 11,511	$ 12,624		$ 11,328	$ 13,346		$ 11,540	$ 12,855		$ 11,790	$ 12,528		$ 12,218	$ 12,576		$ 12,587	$ 12,879		$ 12,582	$ 12,958		$ 11,546	$ 13,440		$ 10,120	$ 13,878		$ 11,417	$ 13,957		$ 11,961	$ 13,003		$ 12,199	$ 13,268		$ 12,887	$ 12,070		$ 13,813	$ 13,038		$ 13,288	$ 13,456		$ 12,935	$ 13,718		$ 14,351	$ 14,273		$ 14,903	$ 13,366		$ 14,752	$ 14,308		$ 15,159	$ 14,514		$ 15,823	$ 14,284		$ 16,667	$ 14,551		$ 16,784	$ 14,866		$ 17,176	$ 15,406		$ 17,584	$ 15,871		$ 18,118	$ 15,865		$ 17,276	$ 14,559		$ 18,486	$ 12,760		$ 18,358	$ 14,396		$ 19,181	$ 15,082		$ 18,188	$ 15,382		$ 17,643	$ 16,249		$ 18,298	$ 17,417		$ 16,703	$ 16,755		$ 16,733	$ 16,310		$ 15,352	$ 18,095		$ 16,768	$ 18,791		$ 16,084	$ 18,601		$ 14,603	$ 19,114		$ 15,785	$ 19,951		$ 16,667	$ 21,016		$ 15,707	$ 21,163		$ 16,694	$ 21,657		$ 16,286	$ 22,171		$ 16,884	$ 22,845		$ 17,148	$ 21,783		$ 17,222	$ 23,309	$ 18,360	$ 23,147	$ 18,950	$ 24,185	$ 18,648	$ 22,933	$ 17,759	$ 22,247	$ 17,386	$ 23,073	$ 18,974	$ 21,061	$ 19,836	$ 21,099	$ 20,169	$ 19,358	$ 21,246	$ 21,143	$ 21,930	$ 20,280	$ 21,034	$ 18,413	$ 22,077	$ 19,903	$ 22,869	$ 21,015	$ 23,147	$ 19,805	$ 23,709	$ 21,049	$ 24,215	$ 20,536	$ 23,996	$ 21,289	$ 25,404	$ 21,622	$ 24,799	$ 21,716	$ 25,489	$ 23,151	$ 25,157	$ 23,894	$ 23,739	$ 23,514	$ 23,578	$ 22,393	$ 25,062	$ 21,922	$ 26,337	$ 23,924	$ 26,928	$ 25,011	$ 27,474	$ 25,431	$ 28,476	$ 26,789	$ 29,143	$ 27,651	$ 29,215	$ 26,522	$ 29,232	$ 27,837	$ 29,656	$ 28,835	$ 29,431	$ 29,186	$ 27,965	$ 29,894	$ 30,900	$ 30,533	$ 32,526	$ 30,256	$ 32,216	$ 32,032	$ 32,196	$ 31,269	$ 33,073	$ 32,139	$ 31,720	$ 29,933	$ 29,730	$ 31,601	$ 33,208	$ 33,953	$ 34,642	$ 35,906	$ 36,747	$ 36,837	$ 36,859	$ 37,394	$ 37,110	$ 35,262	$ 38,962	$ 41,012	$ 40,622	$ 40,596	$ 41,701